NATURE OF BUSINESS AND REORGANIZATION	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND REORGANIZATION

Note 1 — NATURE OF BUSINESS AND REORGANIZATION

TechCreate Group Ltd. (the “Company” or “Techcreate”) was incorporated as an exempted limited liability company under the laws of the Cayman Islands on July 29, 2024. The Company issued 1 ordinary share of par value of US$0.0002 to Harneys Fiduciary (Cayman) Limited on the same date, and Harneys Fiduciary (Cayman) Limited transferred this share to Mr. Ronald Vong Chin Hua on the same day. The Company has no substantial operations other than holding all of the outstanding share capital of TechCreate Group Inc. (“Techcreate BVI”) established under the laws of the British Virgin Islands (“BVI”) on July 31, 2024. Techcreate BVI, intermediate holding company, has no substantial operations other than holding all of the equity interest of subsidiaries of the Company as mentioned below.

The Company, through its wholly-owned subsidiaries (collectively, the “Group”), primarily engages in sale and provision of software licenses, information technology related professional and consultancy services, in Singapore. The Company is principally engaged in investment holding.

The consolidated financial statements of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Techcreate BVI (“TBVI”)	July 31, 2024	British Virgin Islands	100%	Investment holding
Techcreate Solution Private Limited. (“TSPL”)	March 16, 2015	Singapore	100%	Management consultancy services
Diginius Pte. Ltd. (“DPL”)	February 6, 2020	Singapore	100%	Sale of software licenses
TC Digital Pte. Ltd. (“TCDPL”)	May 12, 2023	Singapore	100%	Management consultancy services

On January 1, 2022, the Company through one of its subsidiaries, TSPL (the “Buyer”), entered into a definitive agreement (the “Definitive Agreement”) for the acquisition of a related party, DPL, a technology company headquartered in Singapore. DPL is under the common control of its existing shareholders, who collectively owned all the equity interests of DPL and TSPL. The existing shareholders entered into a share swap arrangement with TSPL, in which, Mr. Ronald Vong Chin Hua and Mr. Lim Heng Hai (collectively “shareholders”), transferred their existing 5,100 ordinary shares in DPL to the TSPL in exchange for 5,100 ordinary shares in the TSPL. TSPL issued 5,100 ordinary shares on January 1, 2022.

On October 30, 2024, TSPL completed its acquisition of shares in DPL via a share swap arrangement with its shareholders, Mr Ronald Vong Chin Hua and Mr Lim Heng Hai, who collectively owned all the equity interests of DPL. The existing shareholders entered into a share swap agreement with TSPL, in which, Mr Ronald Vong Chin Hua and Mr Lim Heng Hai transferred their existing 3,900 ordinary shares and existing 1,000 ordinary shares respectively, in DPL to TSPL in exchange for no consideration.

On November 30, 2024, TSPL completed its acquisition of shares in TCDPL via a share swap arrangement with its shareholder, Mr Ronald Vong Chin Hua, who owned 49% of the equity interest in TCDPL. The existing shareholder entered into a share swap agreement with TSPL, in which, Mr Ronald Vong Chin Hua transferred his existing 4,900 ordinary shares in TCDPL to TSPL.

On December 11, 2024, the Company redesignated the 1 issued ordinary share of par value US$0.0002 held by Mr. Ronald Vong to 1 Class B Ordinary Share.

On July 23, 2025, shareholders of TSPL resolved to reclassify 101,880 ordinary shares into 86,901 Class A and 14,979 Class B shares.

On July 11, 2025, Mr. Ronald Vong transferred his 1 Class B Ordinary Share to Mr. Lim Heng Hai.

The Reorganization was completed pursuant to a restructuring agreement entered into on July 24, 2025 (the “Restructuring Agreement”), the shareholders of TechCreate Solution Private Limited, being a company incorporated in Singapore on March 16, 2015 as a private company limited by shares, whereby namely (i) Ronald Vong, (ii) Lim Heng Hai (iii) Chai Chang Ruey Fen, (iv) Vong Tze Poh, (v) Neo Meng Chu, (vi) Teo Mui Lan, (vii) ICHAM Master Fund VCC, (viii) Lim Chong Guang, and (ix) iCapital Holdings (SG) Pte. Ltd. ((i)-(ix), being the “TSPL Shareholders”) transferred their respective ordinary shares in the share capital of TechCreate Solution Private Limited, representing in aggregate 100% of the issued share capital of TechCreate Solution Private Limited, to TechCreate Group Inc. Under the Restructuring Agreement, the consideration for the share transfers was satisfied by the allotment and issuance of an aggregate of 8,530 Class A ordinary shares with par value of US$0.0002 each and 1,469 Class B ordinary shares with par value of US$0.0002 each in TechCreate Group Inc. to the TSPL Shareholders. On July 25, 2025, the Reorganization was completed as each of the TSPL Shareholders transferred their respective shares in TechCreate Group Inc. representing in aggregate 100% of the issued shares of TechCreate Group Inc., to TechCreate Group Ltd. The consideration for the share transfers was satisfied by the allotment and issuance of an aggregate of 14,927,250 Class A Ordinary Shares with par value of US$0.0002 each and 2,572,749 Class B Ordinary Shares with par value of US$0.0002 each in TechCreate Group Ltd. to the TSPL Shareholders. Thus, upon completion of the Reorganization, TechCreate Solution Private Limited became a subsidiary of TechCreate Group Inc., which in turn, became a wholly-owned subsidiary of the Company.

Upon completion of the aforementioned, the Company became the ultimate holding company of the operating subsidiaries.

These entities are under common control. Accordingly, the consolidated financial statements have been prepared as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company, with historical carrying amounts.

The major rights, preferences and privileges of the Class A and Class B Ordinary Shares are as follows:

Conversion rights

Class B Ordinary Shares may be converted into the same number of Class A Ordinary Shares at the option of the holders thereof at any time, while Class A Ordinary Shares cannot be converted into Class B Ordinary Shares under any circumstances.

Dividend rights

The holders of our ordinary shares are entitled to such dividends as may be declared by our board of directors or declared by our shareholders by ordinary resolution (provided that no dividend may be declared by our shareholders which exceeds the amount recommended by our directors).

No dividends on Ordinary Shares have been declared for the year ended December 31, 2025 and December 31, 2024.

Liquidation

On the winding up of our Company, if the assets available for distribution amongst our shareholders shall be more than sufficient to repay the whole of the share capital at the commencement of the winding up, the surplus shall be distributed amongst our shareholders in proportion to the par value of the shares held by them at the commencement of the winding up, subject to a deduction from those shares in respect of which there are monies due, of all monies payable to our Company for unpaid calls or otherwise. If our assets available for distribution are insufficient to repay all of the paid-up capital, the assets will be distributed so that the losses are borne by our shareholders in proportion to the par value of the shares held by them.

Voting rights

Holders of Class A Ordinary Share shall entitle the holder thereof to one vote on all matters subject to vote at our general meetings and each Class B Ordinary Share shall entitle the holder thereof to 20 votes on all matters subject to vote at our general meetings.